HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWELVE

333-114401          HV-4824 - Group Variable Funding Agreements - The HART Program

333-114404          HV-4900 - Group Variable Funding Agreements - The HART Program

Supplement dated February 22, 2013 to your Prospectus

FUND OPENING

GOLDMAN SACHS MID CAP VALUE FUND – CLASS A

Effective March 4, 2013, the Goldman Sachs Mid Cap Value Fund Sub-Account will reopen to new and existing investors.  All references in the Prospectus to the fund being closed are deleted.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.